LEASE (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LEASE
Prepaid land lease payments	¥ 463,992	$ 71,110	¥ 456,823
Less: accumulated amortization	(37,475)	(5,743)	(27,962)
Net carrying value	¥ 426,517	$ 65,367	¥ 428,861